Equity (Narrative) (Details) - USD ($)					1 Months Ended		12 Months Ended
	Apr. 22, 2024	Nov. 08, 2023	Feb. 03, 2023	Feb. 03, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 20, 2024
Disclosure Of Share capital [Line items]
Purchase of treasury shares	$ 43,691,810							$ 31,239,000	$ 36,265,000
Treasury Stock Purchased, Shares	4,369,181						0	3,073,588	2,743,722
Percentage of number of shares repurchase		10.00%
Maximum shares can buyback		5,611,797
Shares authorized for repurchase										$ 50,000,000
Purchase price per share	$ 10
Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors							$ 1,114,000
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period							121,694	99,590	75,636
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Share premium, common shares issued to Non-Executive Directors								$ 1,133,000	$ 1,040,000
Chief executive officer
Disclosure Of Share capital [Line items]
Number of shares issued during the period			350,938		86,602			246,110	52,058
Share Premium, Common Shares Issued To Former Chief Executive Officer			$ 4,799,000	$ 800,000	$ 2,039,000	$ 1,505,000
Other equity incentive plans
Disclosure Of Share capital [Line items]
Number of shares issued during the period							80,652	82,472
Other equity incentive plans | Former Chief Executive Officer [Member]
Disclosure Of Share capital [Line items]
Share Premium, Common Shares Issued To Former Chief Executive Officer							$ 3,003,000	$ 281,000